Equity (Details) shares in Millions, $ in Millions	May 28, 2024 shares	May 22, 2024 USD ($) $ / shares shares
Equity [abstract]
Shares repurchased (in shares) | shares	3.9	3.9
Repurchase price per share (in USD per share) | $ / shares		50.75
Value of shares repurchased | $		$ 200